PRINCIPAL ACCOUNTING POLICIES - Goodwill and other intangible assets to sales and marketing (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible assets
Impairment of goodwill		¥ 0	¥ 0	¥ 0
Impairment on other intangible assets		0	0	0
Accrued liability for customer reward program
Accrued liability for customer reward program	$ 93,697,131		658,170,680		¥ 609,621,643
Amount of expenses for group's customers reward program		100,000,000	202,000,000	399,000,000
Allowance for doubtful accounts activity
Balance at beginning of year		58,841,826	38,237,658	14,707,184
Provision for doubtful accounts	$ 15,053,760	97,944,278	32,339,617	32,080,786
Write-offs		(28,064,747)	(11,735,449)	(8,550,312)
Balance at end of period		128,721,357	58,841,826	38,237,658
Sales and marketing
Advertising expenses		¥ 5,100,000,000	¥ 2,800,000,000	¥ 1,800,000,000
Minimum
Intangible assets
Intangible asset useful life	3 years	3 years
Maximum
Intangible assets
Intangible asset useful life	10 years	10 years